UNITED STATES
			   SECURITIES AND EXCHANGE COMMISSION
				   Washington, D.C.  20549

						FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30,1999

Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) :	[   ]  is a restatement.
						[ x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	The Edgar Lomax Company
Address:	6564 Loisdale Court,
			Suite 310
			Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Dena L. Hudgins
Title:		Vice President of Administration
Phone:		703-719-0026
Signature, Place, and Date of Signing:

________________________	Springfield, Virginia	August 12, 1999

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.

[   ]	13F NOTICE.


[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITYIES EXCHANGE
ACT OF 1934.
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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$ 1,449,779
						  (thousands)

List of Other Managers Reporting for this Manager:	None
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

                                               Form 13F Information Table
                                                                                         Voting Authority
  Name of Issuer   Title CUSIP     Value       Shares of SH/PRNInvstmt Other Ma (a) Sole (b) Sh (c) None
Allegheny Teledyne  Com 017415100         $133      5,900 SH    Sole                    0           5,900
American Elec. Pwr. Com 025537101      $26,726    711,500 SH    Sole              529,600         181,900
American Express    Com 025816109      $42,357    325,512 SH    Sole              243,150          82,362
Ameritech           Com 030954101         $140      1,900 SH    Sole                    0           1,900
Atlantic Richfield  Com 048825103      $42,880    513,150 SH    Sole              382,250         130,900
Baker Hughes, Inc.  Com 057224107     $231,150      6,900 SH    Sole                    0           6,900
Bank America Corp   Com   60505104        $147      2,000 SH    Sole                    0           2,000
Bank One Corp       Com 06423A103         $138      2,318 SH    Sole                    0           2,318
Bell Atlantic       Com 077853109      $40,546    620,213 SH    Sole              461,813         158,400
Brunswick Corp.     Com  117043109     $37,721  1,353,225 SH    Sole            1,007,425         345,800
Caterpillar Inc. De Com  149123101     $50,690    844,825 SH    Sole              637,800         207,025
Chevron Corp.      Com   166751107     $34,615    364,124 SH    Sole              271,142          92,982
CIGNA               Com  125509109     $38,393    431,378 SH    Sole              322,328         109,050
CitiGroup, Inc.     Com  172967101     $48,096  1,012,545 SH    Sole              754,149         258,396
Conseco Inc         Com  208464107         $42      1,374 SH    Sole                1,374               0
Delphi Auto Sys Cor Com  247126105      $7,423    401,234                         302,601          98,633
Dow Chemical Co.    Com  260543103     $46,671    367,850 SH    Sole              273,800          94,050
DuPont              Com  263534109     $53,215    778,993 SH    Sole              579,825         199,168
Eastman Kodak       Com  277461109     $28,433    419,680 SH    Sole              312,085         107,595
Entergy Corp New Co Com 29364G103         $122      3,900 SH    Sole                    0           3,900
Exxon Corp          Com  302290101     $35,307    457,783 SH    Sole              340,815         116,968
Fluor Corp.         Com  343861100     $31,809    785,400 SH    Sole              586,900         198,500
Ford Mtr Co Del     Com  345370100        $119      2,100 SH    Sole                    0           2,100
Fremont Gen Corp    Com  357288109         $33      1,750 SH    Sole                1,750               0
General Dynamics Co Com  369550108     $38,424    557,875 SH    Sole              422,575         135,300
General Motors      Com  370442105     $38,949    590,140 SH    Sole              444,710         145,430
Goodyear Tire & Rub Com  382550101     $61,058  1,038,175 SH    Sole              772,800         265,375
Harris Corp.        Com  413875105     $35,828    914,275 SH    Sole              680,675         233,600
Hartford Financial  Com  416515104     $35,441    607,775 SH    Sole              454,275         153,500
Heinz               Com  423074103        $105      2,100 SH    Sole                    0           2,100
Honeywell Inc.      Com  438506107     $51,405    443,625 SH    Sole              331,525         112,100
Int'l Flav/Frag     Com  459506101     $33,342    757,775 SH    Sole              564,075         193,700
Int'l Paper Co.     Com  460146103        $136      2,700 SH    Sole                    0           2,700
J. P. Morgan & Co.  Com  616880100     $56,391    401,359 SH    Sole              302,999          98,360
Limited Inc.        Com  532716107     $51,973  1,145,400 SH    Sole              855,850         289,550
Mallinckrodt Inc Ne Com  561232109        $142      3,900 SH    Sole                    0           3,900
May Department Stor Com  577778103        $123      3,000 SH    Sole                    0           3,000
Minn., Mining, Manu Com  604059105     $60,907    700,580 SH    Sole              525,007         175,573
Mobil Corp.         Com  607059102        $138      1,400 SH    Sole                    0           1,400
Norfolk Southern    Com  655844108     $31,823  1,056,375 SH    Sole              786,325         270,050
Occidental Pete CP  Com  674599105        $152      7,200 SH    Sole                    0           7,200
Philip Morris       Com  718154107     $31,132    774,667 SH    Sole              599,743         174,924
Polaroid            Com  731095105        $179      6,500 SH    Sole                    0           6,500
Rockwell Internatio Com  773903109        $152      2,500 SH    Sole                    0           2,500
Sears               Com  812387108     $44,366    995,600 SH    Sole              749,225         246,375
Southern Co.        Com  842587107     $30,522  1,151,791 SH    Sole              857,450         294,341
Tyco Intl Ltd New   Com  902124106        $168      1,770 SH    Sole                    0           1,770
Unicom Corp         Com  904911104        $120      3,100 SH    Sole                    0           3,100
Union Carbide       Com  905581104     $14,009    287,360 SH    Sole              221,960          65,400
Wells Fargo & Co. N Com  949746101     $35,723    835,626 SH    Sole              624,450         211,176
Weyerhaeuser Corp.  Com  962166104        $165      2,400 SH    Sole                    0           2,400
             TOTAL                  $1,449,779




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